UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08765

MANAGED HIGH YIELD PLUS FUND, INC.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	5/31/06

Date of reporting period:	7/1/2005 - 6/30/2006

Item 1.           Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08765

Managed High Yield Plus Fund, Inc.

51 West 52nd Street

New York, New York  10019-6114

888-793-8637

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York  10019-6114

Fiscal year end:  5/31

Reporting Period:  07/01/2005 - 06/30/2006

====================== MANAGED HIGH YIELD PLUS FUND, INC. ======================

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848303

Meeting Date: MAY 14, 2006   Meeting Type: Written Consent

Record Date:  NOV 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     DEBTORS FOURTH AMENDED JOINT PLAN OF      None      Did Not    Management

      REORGANIZATION UNDER CHAPTER 11 OF THE              Vote

      BANKRUPTCY CODE DATED NOVEMBER 21, 2005.M

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AMERICAN TOWER CORP.

Ticker:       AMT            Security ID:  029912201

Meeting Date: MAY 11, 2006   Meeting Type: Annual

Record Date:  MAR 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Raymond P. Dolan           For       For        Management

1.2   Elect Director Carolyn F. Katz            For       For        Management

1.3   Elect Director Gustavo Lara Cantu         For       For        Management

1.4   Elect Director Fred R. Lummis             For       For        Management

1.5   Elect Director Pamela D.A. Reeve          For       For        Management

1.6   Elect Director James D. Taiclet, Jr.      For       For        Management

1.7   Elect Director Samme L. Thompson          For       For        Management

2     Ratify Auditors                           For       For        Management

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SPECTRASITE, INC.

Ticker:       SSI            Security ID:  84761M104

Meeting Date: AUG 3, 2005    Meeting Type: Special

Record Date:  JUN 14, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Merger Agreement                  For       For        Management

2     Adjourn Meeting                           For       For        Management

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US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9

Meeting Date: FEB 27, 2006   Meeting Type: Written Consent

Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     PROPOSED AMENDMENTS                       None      Did Not    Management

                                                          Vote

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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106

Meeting Date: JUN 21, 2006   Meeting Type: Annual

Record Date:  MAY 22, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Carl C. Icahn              For       Withhold   Management

1.2   Elect Director Carl J. Grivner            For       Withhold   Management

1.3   Elect Director Jon F. Weber               For       Withhold   Management

1.4   Elect Director Adam Dell                  For       For        Management

1.5   Elect Director Fredrik C. Gradin          For       For        Management

1.6   Elect Director Vincent J. Intrieri        For       Withhold   Management

1.7   Elect Director Robert L. Knauss           For       For        Management

1.8   Elect Director Keith Meister              For       Withhold   Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund, Inc.

W. Douglas Beck

President

Managed High Yield Plus Fund, Inc.

Executive Director

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ W. Douglas Beck
President
Date	August 17, 2006

* Print the name and title of each signing officer under his or her signature.